Income Taxes	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 – Income Taxes

The provision for income taxes is zero in each of the periods presented due to the Company’s net operating loss carryforwards.

The components of the net deferred tax asset (liability) are as follows:

	June 30, 2021	June 30, 2020
Net operating loss carryforward	$8,498,931	$8,366,912

Subtotal	$8,498,931	$8,366,912
Less valuation allowance	(8,498,931)	(8,366,912)
Net deferred tax assets (liabilities)	$0	$0

The Company is unaware of any uncertain income tax positions. Tax returns for the last ten years have not yet been filed. All tax returns are subject to IRS examination.

The Company estimates that it has net operating loss carryforwards totaling approximately $33,688,000 as of June 30, 2021, the usage of which is subject to certain limitations.

Following is a reconciliation of the applicable federal income tax as computed at the federal statutory tax rate to the actual income taxes reflected in the Statements of Operations for the years ended June 30, 2021 and 2020:

	June 30, 2021	June 30, 2020
Tax provision at U.S. federal income tax rate	-21%	21%
State income tax provision net of federal	-5%	5%
Valuation allowance	26%	-26%
Provision for income taxes	0%	0%